Losses per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share

	2022	2021	2020

Loss for the year	(328,392)	(68,188)	(19,434)
Weighted average number of common outstanding shares¹	69,755	62,000	62,000
Basic and diluted losses per share (R$)	(4.71)	(1.10)	(0.31)

1.     Share data have been revised to give effect to the share split as explained in Note 17. Equity